Note 14 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Subsequent Events [Text Block]

14.         SUBSEQUENT EVENTS

On May 5, 2023, the Company issued 2,858 shares of common stock to its directors in payment of board committee fees.

On May 5, 2023, 14,375 shares of restricted common stock were cancelled as a result of employees leaving the Company before the vesting period was completed.

On May 11, 2023, the Company issued 17,392 shares of common stock to its directors in payment of board fees.

On May 11, 2023, the Company issued 2,900 shares of common stock to its directors in payment of board committee fees.

NOTE V—SUBSEQUENT EVENTS

On March 16, 2023, the Company issued 15,388 shares of common stock to its directors in payment of board fees.

On March 16, 2023, the Company issued an aggregate of 40,000 shares of restricted common stock to new employees which vest in equal annual installments over a three-year period from the date of grant.

On May 5, 2023, the Company issued 2,858 shares of common stock to its directors in payment of board committee fees.

On May 5, 2023, the Company received 13,959 shares of restricted common stock from employees who left the Company before the vesting period was completed.

On May 11, 2023, the Company issued 17,392 shares of common stock to its directors in payment of board fees.

On May 11, 2023, the Company issued 2,900 shares of common stock to its directors in payment of board committee fees.